Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
8.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2024	December 31, 2023
Long-term debt and other financial liabilities	261,451	213,711
Less: Deferred finance costs and debt discounts	(3,864)	(2,921)
Total	257,587	210,790
Less - current portion	(37,401)	(31,780)
Long-term portion	220,186	179,010

Senior long-term debt
New Loan Facilities during the year ended December 31, 2024
October 2024 Alpha Bank Loan Facility
On October 21, 2024, the Company entered into a facility agreement with Alpha Bank S.A. for a $34,000 term loan for the purpose of (i) refinancing the December 2022 Alpha Bank Loan Facility, which was secured by the Paroship, (ii) financing the purchase option for the Titanship (Note 7) and iii) providing liquidity for working capital purposes. The facility was drawn on October 22, 2024. The loan bears interest of term SOFR plus a margin of 2.40% per annum. The Company has the option to pledge cash deposits in the form of time deposit up to the aggregate amount of the loan outstanding at the time. For the part of the loan equal to the pledged amount, the margin will be reduced to 0.75% per annum, for the term of the pledged time deposit, which as per the agreement shall coincide with an interest period of the facility. The term of the facility is five years and the repayment schedule comprises of four quarterly installments of $1,200, followed by sixteen quarterly installments of $900 and a final balloon of $14,800 payable together with the final installment. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 125%. The refinancing of the December 2022 Alpha Bank Loan Facility was assessed based on the provisions of ASC 470-50 and was treated as debt modification. As of December 31, 2024, the outstanding amount under this facility was $34,000.
Loan Facilities amended during the year ended December 31, 2024
June 2022 Piraeus Bank Loan Facility
On June 22, 2022, the Company entered into a facility agreement with Piraeus Bank S.A. for a $38,000 sustainability-linked loan for the purpose of (i) refinancing the pre-existing Piraeus Bank loan facility, which was secured by the Worldship and (ii) partly financing the acquisition cost of the Honorship. On July 3, 2023, the Company entered into an overriding agreement to replace the LIBOR with term SOFR as reference rate which was effective from July 27, 2023. The loan bore interest of term SOFR plus a margin of 3.00% per annum and a credit adjustment spread (as defined therein). As per a supplemental agreement entered into on July 3, 2023, the leverage ratio (as defined in the facility agreement) required by the Company was reduced from 85% to 70% effective from June 30, 2023, until the maturity of the loan. On November 29, 2024, the Company entered into a second supplemental agreement to (i) extend the maturity to December 24, 2027, (ii) amend the repayment schedule by adding two quarterly installments of $750, (iii) reduce the pre-existing margin of 3.00% to 2.60% per annum with retroactive effect from June 25, 2024, and (iv) eliminate the credit adjustment spread with retroactive effect from June 25, 2024. The facility was repayable through four quarterly installments of $2,000, followed by two quarterly installments of $1,500, followed by sixteen quarterly installments of $750 and a final balloon of $15,000 payable together with the final installment. In addition, the Company was required to maintain a security cover ratio (as defined therein) of not less than 125% until December 24, 2023 and 130% thereafter until the maturity of the loan. The borrowers were required to maintain an aggregate minimum liquidity of $2,000 in their operating accounts. On February 27, 2025, the Company fully refinanced the June 2022 Piraeus Bank Loan Facility (Note 17). As of December 31, 2024, the amount outstanding under the facility was $24,000.
Pre – Existing Loan Facilities

August 2021 Alpha Bank Loan Facility
On August 9, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $44,120 term loan for the purpose of (i) refinancing a pre-existing Alpha Bank loan facility which was secured by the Leadership, the Squireship and the Lordship and (ii) financing the previously unencumbered Friendship. Originally, the loan was divided into two tranches as follows: Tranche A, corresponding to the Squireship and the Lordship and Tranche B, corresponding to the Friendship.  On June 30, 2022, the Company entered into a supplemental agreement to the facility pursuant to which, the August 2021 Alpha Bank Loan Facility was cross collateralized with the June 2022 Alpha Bank Loan Facility discussed below. On April 28, 2023, the Company prepaid $8,506 of Tranche A and $3,470 of Tranche B using the proceeds from the Village Seven Sale and Leaseback (described below) and as a result all the securities regarding the Lordship were irrevocably and unconditionally released. Following the prepayment of the Lordship, the amortization schedule of the remaining tranches was amended whereby Tranche A was repayable through seven quarterly installments of $601 each and a final balloon of $10,284 payable together with the final installment and Tranche B was repayable through eight quarterly installments of $258 each and a final balloon of $3,918 payable together with the final installment. The repayment of installments for both tranches commenced in November 2023. Furthermore, on November 10, 2023, the Company entered into the second supplemental agreement pursuant to which, inter alia, the LIBOR was replaced with term SOFR as reference rate with retrospective effect from May 23, 2023. Following such transition, Tranche A bore interest at term SOFR plus a margin of 3.55% per annum and Tranche B bore interest at term SOFR plus a margin of 3.30% per annum. The borrower owning the Squireship was required to maintain an average quarterly minimum free liquidity of $500, whereas the borrower owning the Friendship was required to maintain $500 at all times. In addition, the borrowers should ensure that the market value of the vessels plus any additional security should not be less than 125% of the aggregate outstanding loan amount. On March 20, 2025, the Company fully refinanced the August 2021 Alpha Bank Loan Facility (Note 17). As of December 31, 2024, the amount outstanding under the facility was $16,178.

Sinopac Loan Facility
On December 20, 2021, the Company entered into a $15,000 loan facility with Sinopac Capital International (HK) Limited to refinance a part (Tranche B) of a pre-existing facility with Entrust Global secured by, inter alia, the Geniuship. On August 25, 2023, the Company entered into an overriding agreement to replace the LIBOR with term SOFR as reference rate which is effective as of September 12, 2023. The interest rate is term SOFR plus a margin of 3.50% per annum. The principal is repayable over a five-year term, through four quarterly installments of $530 followed by 16 quarterly installments of $385 and a final balloon payment of $6,720 payable together with the last installment. The borrower is required to ensure that the market value of the vessel plus any additional security shall be not less than 130% of the aggregate outstanding loan amount. As of December 31, 2024, the amount outstanding under the facility was $9,800.
June 2022 Alpha Bank Loan Facility
On June 21, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $21,000 term loan secured by the Dukeship. The loan bears interest of SOFR plus a margin of 2.95% per annum and the term is four years. The repayment schedule comprises four quarterly installments of $1,000 followed by twelve quarterly installments of $500 and a final balloon of $11,000 payable together with the sixteenth installment. In addition, the Company is required to maintain a security requirement ratio (as defined therein) not less than 125%. The borrower is required to maintain minimum liquidity of $500 in its operating account. The June 2022 Alpha Bank Loan Facility was cross collateralized with the August 2021 Alpha Bank Loan Facility until it was fully repaid (Note 17). As of December 31, 2024, the amount outstanding under the facility was $14,000.
October 2022 Danish Ship Finance Loan Facility
On October 10, 2022, the Company entered into a facility agreement with Danish Shipping Finance A/S for a $28,000 term loan for the purpose of refinancing a pre-existing loan facility with UniCredit Bank AG, which was secured by the Premiership and the Fellowship. The October 2022 Danish Ship Finance Loan Facility, initially divided in two equal tranches, bears interest of SOFR plus a margin of 2.50% per annum and has a term of five years. The repayment schedule of each tranche comprises six quarterly installments of $780 followed by fourteen quarterly installments of $518 and a final balloon of $2,100 payable together with the twentieth installment. Each borrower is required to maintain minimum liquidity of $650 in its retention account.
On April 18, 2023, the Company amended and restated the loan facility with Danish Ship Finance A/S entered in October 2022 to refinance the Championship Cargill Sale and Leaseback. The amended and restated facility includes a new tranche (Tranche C) of $15,750 secured by the Championship, while a sustainability adjustment mechanism was introduced in respect of the underlying interest rate of the facility. The new tranche has a five-year term and the repayment schedule comprises eight quarterly installments of $725 followed by twelve quarterly installments of $585 and a final balloon of $2,930 payable together with the final installment. The interest rate is 2.65% over 3-month term SOFR per annum, which can be increased or decreased by 0.05% based on certain emission reduction thresholds. For the new tranche secured by the Championship, the borrower is required to maintain a minimum liquidity amount of $700. In addition, the Company is required to maintain a security cover ratio (as defined therein) of not less than 133%, at any time when the corporate leverage ratio (as defined therein) is equal to or less than 65%. If the corporate leverage ratio is higher than 65%, the Company is required to maintain a security cover (as defined therein) of not less than 143%. As of December 31, 2024, the amount outstanding under the facility was $27,969.
As of December 31, 2024, each of the facilities mentioned above was secured by a first priority mortgage over the respective vessel, general assignments covering the respective vessel’s earnings, charter parties, insurances and requisition compensation, account pledge agreements covering the vessel’s earnings accounts (excluding the Sinopac Loan Facility), technical and commercial managers’ undertakings, pledge agreements covering the shares of the applicable vessel-owning subsidiaries and a corporate guarantee by the Company. The August 2021 Alpha Bank Loan Facility and June 2022 Alpha Bank Loan Facility were also secured by second priority collateral accounts pledge agreements, second preferred ship mortgages and second priority general assignment of the insurances, earnings and requisition compensation. In addition, certain of these loan facilities were secured by specific charterparty assignments, for charterparties exceeding 12 or 13 months in duration and hedging assignment agreements.
Loan Facilities repaid during the years ended December 31, 2024 and 2023
ABB Loan Facility
On April 22, 2021, the Company entered into a facility agreement with Aegean Baltic Bank S.A. (“ABB”) for a $15,500 term loan for the financing of the Goodship and the Tradership. The loan was divided into two tranches: (i) Tranche A of $7,500 for the Goodship, drawn down on April 26, 2021, and (ii) Tranche B of $8,000 for the Tradership, drawn down on June 14, 2021. The loan bore interest of LIBOR plus a margin of 4.00% per annum. Tranche A was repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $3,900. Tranche B was repayable in 18 quarterly installments of $200 each, with the last installment being payable together with a balloon installment of $4,400. On February 9, 2023, in connection with the disposal of the Goodship, the Company fully prepaid the outstanding loan amount of Tranche A of $6,100 under the facility. On February 24, 2023, in connection with the disposal of the Tradership, the Company fully prepaid the remaining outstanding loan amount of Tranche B of $6,800. Following the full prepayment of the ABB Loan Facility, all securities created in favor of ABB were irrevocably and unconditionally released.
December 2022 Alpha Bank Loan Facility
On December 15, 2022, the Company entered into a facility agreement with Alpha Bank S.A. for a $16,500 term loan for the purpose of partly financing the acquisition cost of the Paroship. The interest rate of the facility was equal to 2.90% plus term SOFR per annum. The principal was scheduled to be repaid over a four-year term, through four quarterly installments of $525, followed by twelve quarterly installments of $400 and a final balloon of $9,600 payable together with the last installment. In addition, the Company was required to maintain a security requirement (as defined therein) of not less than 125%. The borrower was required to maintain minimum liquidity of $500 in its operating account. On October 22, 2024, the Company refinanced the facility using the proceeds from the October 2024 Alpha Bank Loan Facility and all securities created in favor of Alpha Bank were irrevocably and unconditionally released.
Other Financial Liabilities - Sale and Leaseback Transactions
New Sale and Leaseback Activities during the year ended December 31, 2024
AVIC Iconship Sale and Leaseback
On June 4, 2024, the Company entered into a $21,905 sale and leaseback agreement with Hao Cancer Limited (“Hao Cancer”), an affiliate of AVIC International Leasing Co., Ltd. to partially finance the acquisition of the Iconship. The agreement became effective on June 11, 2024, upon the delivery of the vessel to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Iconship continues to be recorded as an asset on the Company’s balance sheet. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The charterhire principal amortizes in four quarterly installments of $750 followed by sixteen quarterly installments of $463 along with a purchase obligation of $11,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.55% per annum. The installments are paid in advance. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 75% until maturity. The bareboat charterer is required to maintain a security cover ratio (as defined therein) of at least 120% of the charterhire principal. As of December 31, 2024, the amount outstanding under the AVIC Iconship Sale and Leaseback was $19,655.
AVIC Hellasship Sale and Leaseback
On June 4, 2024, the Company entered into a $19,500 sale and leaseback agreement with Hao Leo Limited (“Hao Leo”), an affiliate of AVIC International Leasing Co., Ltd. to partially refinance the CMBFL Sale and Leaseback, secured by the Hellasship and Patriotship. The agreement became effective on June 28, 2024, upon the delivery of the Hellasship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Hellaship continues to be recorded as an asset on the Company’s balance sheet. The charterhire principal amortizes in four quarterly installments of $700 followed by sixteen quarterly installments of $388 along with a purchase obligation of $10,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.55% per annum. The installments are paid in advance. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 75% until maturity. The bareboat charterer is required to maintain a security cover ratio (as defined therein) of at least 120% of the charterhire principal. As of December 31, 2024, the amount outstanding under the AVIC Hellasship Sale and Leaseback was $17,400.

AVIC Patriotship Sale and Leaseback

On June 4, 2024, the Company entered into a $16,874 sale and leaseback agreement with Hao Virgo Limited (“Hao Virgo”), an affiliate of AVIC International Leasing Co., Ltd. to partially refinance the CMBFL Sale and Leaseback, secured by the Hellasship and Patriotship. The agreement became effective on June 28, 2024, upon the delivery of the Patriotship to the lessor. The Company sold and chartered back the vessel on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Patriotship continues to be recorded as an asset on the Company’s balance sheet. The charterhire principal amortizes in four quarterly installments of $600 followed by sixteen quarterly installments of $311 along with a purchase obligation of $9,500 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 2.55% per annum. The installments are paid in advance. The Company has continuous options to repurchase the vessel at any time of the bareboat charter period and at predetermined prices as set forth in the agreement. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 75% until maturity. The bareboat charterer is required to maintain a security cover ratio (as defined therein) of at least 120% of the charterhire principal. As of December 31, 2024, the amount outstanding under the AVIC Patriotship Sale and Leaseback was $15,074.
Hinode Sale and Leaseback
On August 29, 2024, the Company entered into a $28,500 sale and leaseback agreement with Hinode Kaiun Co., Ltd and Sunmarine Maritime S.A. (collectively, “Hinode”) for the purpose of financing part of the acquisition cost of the Kaizenship. The agreement became effective on October 1, 2024, upon the delivery of the Kaizenship to the lessor. The Company sold and chartered back the vessel from Hinode on a bareboat basis for a six-year period, having a purchase obligation at the end of the sixth year. Under ASC 842-40, the transaction was accounted for as financial liability, as control remains with the Company and the Kaizenship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The charterhire principal amortizes in seventy-two consecutive monthly installments paid in advance at $288 each, bearing an interest rate of 1-month term SOFR plus 2.50% per annum. Following the fourth anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the bareboat period, the Company has an obligation to purchase the vessel at the price of $8,250. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal as of December 31, 2024 was $27,347.
Existing Sale and Leaseback Agreements
Flagship Cargill Sale and Leaseback
On May 11, 2021, the Company entered into a $20,500 sale and leaseback agreement with Cargill for the purpose of financing part of the acquisition cost of the Flagship. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Flagship will continue to be recorded as an asset on the Company’s consolidated balance sheet. The implied average applicable interest rate is equivalent to 2% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of such period it has a purchase obligation at $10,000. Additionally, at the time of repurchase, if the market value of the vessel is greater than certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 15% of the difference between the market price and such threshold prices (the “Asset Upside Amount”). The Company recognized a participation liability of $1,106 and $353 as of December 31, 2024 and December 31, 2023, respectively, and is included under “Other liabilities – non-current” in the consolidated balance sheets. The charterhire principal amortizes in sixty monthly installments averaging approximately $175 each along with a balloon payment of $10,000, at maturity on May 10, 2026. The charterhire principal as of December 31, 2024, was $13,095.
Chugoku Bank Sale and Leaseback
On February 25, 2022, the Company entered into a sale and leaseback transaction with Chugoku Bank, Ltd. to refinance the Partnership which was previously financed by a pre-existing loan facility with Amsterdam Trade Bank N.V. and the Second JDH Loan secured through first and second priority mortgages, respectively. The drawdown of the funds under the sale and leaseback agreement occurred on March 9, 2022. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Partnership will continue to be recorded as an asset on the Company’s balance sheet. The financing amount is $21,300 and the interest rate is SOFR plus a margin of 2.90% per annum. The principal will be repaid over an eight-year term, through 32 quarterly installments averaging at approximately $590, followed by a purchase option of $2,388 at the expiration of the bareboat, which the Company expects to exercise. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. The charterhire principal as of December 31, 2024 was $14,925.
Evahline Sale and Leaseback
On March 29, 2023, the Company entered into a $19,000 sale and leaseback agreement with a subsidiary of Evahline Inc. (“Evahline”) for the refinancing of the Hanchen Sale and Leaseback. The agreement became effective on April 6, 2023, upon the delivery of the Knightship to the lessor. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Knightship will continue to be recorded as an asset on the Company’s balance sheet.  The Company sold and chartered back the vessel from Evahline on a bareboat basis for a six-year period. The applicable interest rate is 3-month term SOFR plus 2.80% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the six-year bareboat period, the ownership of the vessel will be transferred to the Company at no additional cost.  The Company is required to maintain a minimum value (as defined therein) of at least 120% of the charterhire principal. The charterhire principal amortizes in seventy-two consecutive monthly installments paid in advance averaging at $264. The charterhire principal as of December 31, 2024 was $13,458.
Village Seven Sale and Leaseback
On April 24, 2023, the Company entered into a $19,000 sale and leaseback agreement for the Lordship with Village Seven Co., Ltd and V7 Fune Inc. (collectively, “Village Seven”) to partially refinance the August 2021 Alpha Bank Loan Facility. Under ASC 842-40, the transaction was accounted for as a financial liability, as control remains with the Company and the Lordship will continue to be recorded as an asset on the Company’s balance sheet.  The Company sold and chartered back the vessel from Village Seven on a bareboat basis for a period of four years and five months. The applicable interest rate is 3-month term SOFR plus 3.00% per annum. Following the second anniversary of the bareboat charter, the Company has continuous options to repurchase the vessel at predetermined prices as set forth in the agreement. At the end of the bareboat period, the Company has the option to repurchase the vessel at the price of $7,811, which the Company expects to exercise. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The charterhire principal amortizes in fifty-three consecutive monthly installments paid in advance averaging at $211. The charterhire principal as of December 31, 2024 was $14,551.
Sale and Leasebacks Agreements repaid during the year ended December 31, 2024 and 2023
Hanchen Sale and Leaseback

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd. The Company’s wholly-owned subsidiary, Knight Ocean Navigation Co. (“Knight” or the “Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation at the end of the eighth year. The charterhire principal bore interest at LIBOR plus a margin of 4.00% per annum. Under ASC 842-40, the transaction was accounted for as a financial liability. On April 6, 2023, the facility was refinanced by the Evahline Sale and Leaseback and the outstanding charterhire principal of $11,221 was repaid in full.

Championship Cargill Sale and Leaseback
On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under a previous loan facility. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. The implied average applicable interest rate was equivalent to 4.71% per annum. Under ASC 842-40, the transaction was accounted for as a financial liability. The Company was required to maintain an amount of $1,600 as a security deposit which was set-off against the vessel repurchase price. Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system which was fully drawn. The Company had continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it had a purchase obligation at $14,051. Additionally, at the time of repurchase, if the market value of the vessel was greater than certain threshold prices, as set forth in the agreement, the Company would pay to Cargill 20% of the difference between the market price and such threshold prices (the “Profit Share Amount”). Additionally, upon the repurchase of the vessel, the Company was obliged to pay an amount for the remaining period of the initial charterhire based on the Baltic Capesize Index FFA curve and a discount rate on the BCI as per the sale and leaseback agreement (the “Washout Amount”). On November 15, 2022, the Company exercised its option to purchase the Championship. On April 24, 2023, the Company paid (i) an amount of $793, accounting for the Profit Share Amount, (ii) an amount of $113 for the Washout Amount and (iii) the purchase option price of $15,678 by using the proceeds from the October 2022 Danish Ship Finance Loan Facility.
CMBFL Sale and Leaseback
On June 22, 2021, the Company entered into sale and leaseback agreements for the Hellasship and the Patriotship in the total amount of a $30,900 with CMB Financial Leasing (“CMBFL”) for the purpose of financing the outstanding acquisition price of both vessels. The Company sold and chartered back the vessels from two affiliates of CMBFL on a bareboat basis for a five-year period. On September 25, 2023, the Company entered into an amendment and restatement pursuant to which, inter alia, the LIBOR was replaced with term SOFR as reference rate, with retrospective effect from June 28, 2023. Following such transaction, the financings bore interest at term SOFR plus a margin of 3.50% per annum. The Company had the option to buy back the vessels between the end of the second year until the end of the fifth year at predetermined prices as defined in the agreement. Under ASC 842-40, the transaction was accounted for as a financial liability. The charterhire principal was repayable in twenty quarterly installments of $780 each along with a balloon payment of $15,300 at maturity. On June 28, 2024, the facility was refinanced by the AVIC Hellasship Sale and Leaseback and the AVIC Patriotship Sale and Leaseback, while the outstanding charterhire principal of $21,540 was repaid in full. As a result of the refinancing, an amount of $649 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the consolidated statements of income.
All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear floating interest at SOFR plus a margin or fixed interest.
Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:
•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of December 31, 2024, the Company was in compliance with all covenants relating to its loan facilities as at that date.
As of December 31, 2024, eleven of the Company’s owned vessels, having a net carrying value of $282,687, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s eight bareboat chartered vessels, having a net carrying value of $201,805 as of December 31, 2024, have been financed through sale and leaseback agreements. As is in typical leaseback agreements, the title of ownership is held by the relevant lenders.
The annual principal payments required to be made after December 31, 2024 for all long-term debt and other financial liabilities, taking into consideration subsequent developments described in Note 17 for the facility agreement with Piraeus Bank and the sale and leaseback agreements with Huarong, are as follows:

Twelve-month periods ending December 31,	Amount
2025	39,027
2026	63,698
2027	43,630
2028	27,645
Thereafter	87,451
Total	261,451